13. Intangible assets - Goodwill (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill [abstract]
Balance at beginning of the year	R$ 28,375,004	R$ 28,378,288	R$ 28,364,256
Additions (loss):
Super (Note 3,c)	(13,050)
Banco ABN Amro Real S.A. (Banco Real)	(1,817)
Return Capital Serviços de Recuperação de Creditos S.A. (current name of Ipanema Empreendimentos e Participacoes S.A.)		(3,284)	(490)
Produban Servicos de Informatica S.A.			16,382
Others			(1,860)
Balance at end of the year	R$ 28,360,137	R$ 28,375,004	R$ 28,378,288